IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 198,833	$ 155,755
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	119,241	89,447
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	68,953	56,688
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 10,639	$ 9,620